Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited)		Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] SGD ($) shares		Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Beginning balance, value at Dec. 31, 2023				[1]			[1]		$ 1,701,073		$ (4,325,718)		$ 12,567		$ (47,751)		$ (2,659,829)
Balance, shares at Dec. 31, 2023 | shares	[2]	11,116,470	11,116,470		10,433,340	10,433,340
Issuance of shares									2,690,075								2,690,075
Net loss											(778,416)				(5,608)		(784,024)
Foreign currency translation													15,066				15,066
Acquisition of non-controlling interest											(61,688)		4,624		53,359		(3,705)
Balance at Jun. 30, 2024				[1]			[1]		4,391,148		(5,165,822)		32,257				(742,417)
Balance, shares at Jun. 30, 2024 | shares	[2]	11,116,470	11,116,470		10,433,340	10,433,340
Beginning balance, value at Dec. 31, 2024			$ 7,333			$ 6,883			5,021,933		(6,745,614)		39,277				(1,670,188)
Balance, shares at Dec. 31, 2024 | shares	[2]	11,116,470	11,116,470		10,433,340	10,433,340
Net loss											(1,844,602)					$ (1,450,225)	(1,844,602)
Foreign currency translation													7,475				7,475
Acquisition of subsidiary									(227,574)								(227,574)
Balance at Jun. 30, 2025		$ 5,558	$ 7,333		$ 5,217	$ 6,883		$ 3,769,727	$ 4,794,359	$ (6,753,627)	$ (8,590,216)	$ 36,756	$ 46,752			$ (2,936,369)	$ (3,734,889)
Balance, shares at Jun. 30, 2025 | shares	[2]	11,116,470	11,116,470		10,433,340	10,433,340

[1]	Amount less than S$1.
[2]	Retroactively presented for the reorganization exercise described in Note 1.